Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Contract with Customer, Liability [Abstract]
Contract with customer, contract asset, contract liability, and receivable
Contract liabilities consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Current liabilities – third parties	621	6,357
Current liabilities – related parties	207,017	150,452
Non-current liabilities – third parties	2	20
Non-current liabilities – related parties	133,993	37,324
Contract liabilities, current and non-current	341,633	194,153

Revenue, remaining performance obligation, expected timing of satisfaction
As of December 31, 2024, revenue expected to be recognized in the future related to the unsatisfied performance obligations is as follows:

Year ending December 31,	Amount
2025	156,809
2026	36,835
2027	322
2028	187